Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,439,000.00
Previously Paid Amount	0.00
Total Fee Amount	198.73
Total Offset Amount	0.00
Net Fee	198.73
Narrative - Max Aggregate Offering Price	$ 1,439,000.00
Final Prospectus	true